Per Share Information (Details) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Net (loss)	$ (234,508)	$ (1,205,128)	$ (1,439,636)
Weighted-average Ordinary Shares outstanding	6,688,190	8,533,333	7,648,819
Basic and diluted	$ (0.04)	$ (0.14)	$ (0.19)